Advances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Schedule of Advances from Nonaffiliated Collaboration	As of June 30, 2015, no revenues were realized from this agreement.

	June 30, 2015	December 31, 2014
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2014, no revenues were realized from this agreement.

	December 31, 2014	December 31, 2013
BioTime, Inc. (in thousands)	$250	$250